Pledged assets - The fair value of collateral held that the Group has the right to sell or repledge regardless of pledger's default (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Fair value of collateral held that the Group has the right to sell or repledge regardless of pledger's default [Abstract]
The fair value of assets received as collateral	₩ 14,372,408	₩ 3,750,199
The fair value of collateral sold or re-provided as collateral	₩ 0	₩ 0